7. CLAIMS FOR LIQUIDATED DAMAGES	12 Months Ended
Jun. 30, 2014
Claims For Liquidated Damages
7. CLAIMS FOR LIQUIDATED DAMAGES

Settlement Agreement with Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P.

On January 17, 2013, the Company received a demand letter from two of its stockholders, Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. (along with Special Situations Fund III QP, L.P., “Special Situations”). The letter alleged that the Company failed to maintain a current registration statement for the sale of stock purchased by Special Situations pursuant to registration rights agreements entered into with the Company on February 1, 2007 and June 25, 2008, and sought prompt payment of $719,100 as liquidated damages and an amendment to the terms of certain warrants purchased in 2008. A registration statement covering the shares in question is currently effective.

On February 12, 2013, the Company entered into a settlement agreement with Special Situations (the “Settlement Agreement”). Without agreeing to the alleged damages, the Company entered into the Settlement Agreement in order to resolve the claim without requiring a cash payment or extended distraction of its resources away from operational activities. Under the terms of the Settlement Agreement, Special Situations agreed to forego their claims for cash damages. In return, the Company agreed to: (a) issue an aggregate of (i) 350,000 shares of common stock, and (ii) warrants to purchase an aggregate of 350,000 shares of common stock (the “Securities”), and (b) amend the expiration date of the warrants issued to Special Situations in conjunction with the Company’s June 25, 2008 private placement (the “2008 Warrants”), as payment in full of the alleged damages sought by Special Situations. The Securities were issued on February 12, 2013. The expiration date of the 2008 Warrants was amended from June 25, 2015 to May 11, 2017. The new warrants issued in connection with the Settlement Agreement have an exercise price of $1.50 per share, subject to adjustment, expire three years from February 12, 2013, and are exercisable in whole or in part, at any time prior to expiration.

In conjunction with the Settlement Agreement, the Company also entered into a registration rights agreement dated February 12, 2013 with Special Situations, whereby it was obligated to register the resale by Special Situations of the Securities, consisting of 350,000 shares of common stock and the 350,000 shares of common stock underlying the warrants issued on February 12, 2013. A registration statement covering the Securities was declared effective on April 26, 2013.

Settlement Agreement with Joel Pitlor

On February 12, 2013, the Company entered into a settlement agreement with one of its directors and stockholders, Joel Pitlor (the “Pitlor Settlement Agreement”). Under the terms of the Pitlor Settlement Agreement, the Company agreed to issue 10,000 shares of common stock and warrants to purchase 10,000 shares of common stock as payment in full of any amounts due to Mr. Pitlor under the registration rights agreement the Company entered into with Mr. Pitlor, and other parties, on February 1, 2007. The shares and warrants were issued on February 12, 2013. The warrants issued in connection with the Pitlor Settlement Agreement have an exercise price of $1.50 per share, subject to adjustment, expire three years from February 12, 2013, and are exercisable in whole or in part, at any time prior to expiration. There are no registration rights associated with the securities acquired pursuant to the Pitlor Settlement Agreement.

By virtue of Mr. Pitlor’s directorship with the Company, he is considered a related party of the Company under federal securities law. The Company’s Board of Directors has acknowledged that Mr. Pitlor’s entry into the Pitlor Settlement Agreement is a related party transaction and has approved such transaction.

Settlement Agreement with Arnold Schumsky

On February 12, 2013, the Company also entered into a settlement agreement with one of its stockholders, Arnold Schumsky (the “Schumsky Settlement Agreement”). The terms of the Schumsky Settlement Agreement and the accompanying Form of Warrant of the Schumsky Settlement Agreement are substantially similar to the terms of the Pitlor Settlement Agreement and the accompanying Form of Warrant of the Pitlor Settlement Agreement. Under the terms of the Schumsky Settlement Agreement, the Company agreed to issue 10,000 shares of common stock and warrants to purchase 10,000 shares of common stock as payment in full of any amounts due to Mr. Schumsky under the registration rights agreement the Company entered into with Mr. Schumsky, and other parties, on February 1, 2007 and under the registration rights agreement the Company entered into with Mr. Schumsky, and other parties, on June 25, 2008. The shares and warrants were issued on February 12, 2013. The warrants issued in connection with the Schumsky Settlement Agreement have an exercise price of $1.50 per share, subject to adjustment, expire three years from February 12, 2013, and are exercisable in whole or in part, at any time prior to expiration. There are no registration rights associated with the securities acquired pursuant to the Schumsky Settlement Agreement.

The Company has estimated the fair value of the non-cash consideration exchanged for the settlement of claims with Special Situations, Mr. Pitlor, and Mr. Schumsky to be a total of $629,000 as of December 31, 2012, and recorded this amount as a non-cash expense and current liability in its consolidated financial statements as of December 31, 2012, and for the quarter and six months then ended.

The Company used the Black-Scholes option-pricing model for determining the estimated fair value of the new warrants to be issued to Special Situations, Mr. Pitlor, and Mr. Schumsky, and for determining the value of the extension of the maturity date of the 2008 Warrants held by Special Situations. The Company valued its issued common stock as of the closing price of the stock at December 31, 2012, which was $0.85 per share.